United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-23112

Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.
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Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

July 31, 2018

	Principal Amounts	Value

Corporate Bonds - 88.7%
Asset-Backed Securities - 0.5%
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	$2,230,148	$2,206,565
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	484,000	473,125

		2,679,690
Basic Materials - 0.7%
Incitec Pivot Finance LLC, 6.0000%, 12/10/19 (144A)	2,450,000	2,523,055
Sherwin-Williams Co., 2.2500%, 5/15/20	1,000,000	984,897

		3,507,952
Communications - 5.8%
Alibaba Group Holding, Ltd., 2.5000%, 11/28/19	2,800,000	2,778,328
Amazon.com, Inc., 3.3000%, 12/5/21	1,496,000	1,508,668
Amazon.com, Inc., 2.4000%, 2/22/23	2,000,000	1,926,952
Booking Holdings, Inc., 3.6000%, 6/1/26	2,600,000	2,529,974
CBS Corp., 2.9000%, 6/1/23 (144A)	2,333,000	2,214,708
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19	875,000	859,126
Deutsche Telekom International Finance B.V., 1.5000%, 9/19/19 (144A)	150,000	147,279
Deutsche Telekom International Finance B.V., ICE LIBOR USD 3 Month + 0.5800%, 2.9160%, 1/17/20 (144A)(a)	700,000	702,850
eBay, Inc., 2.2000%, 8/1/19	100,000	99,453
eBay, Inc., 2.1500%, 6/5/20	946,000	927,649
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 3.2089%, 1/30/23(a)	2,400,000	2,431,679
Optus Finance Pty, Ltd., 4.6250%, 10/15/19	1,410,000	1,429,437
Optus Finance Pty, Ltd., 4.0000%, 6/17/22	500,000	384,909
Optus Finance Pty, Ltd., 3.2500%, 8/23/22	750,000	561,769
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21	2,341,000	2,404,338
Telstra Corp., Ltd., 7.7500%, 7/15/20	2,200,000	1,787,557
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 3.1400%, 2/17/23(a)	4,230,000	3,153,729
Verizon Communications, Inc., 3.5000%, 2/17/23	2,170,000	1,614,215
Walt Disney Co., 1.6500%, 1/8/19	600,000	598,211
Walt Disney Co., 2.1500%, 9/17/20	1,100,000	1,077,551
Walt Disney Co., ICE LIBOR USD 3 Month + 0.3900%, 2.7113%, 3/4/22(a)	2,030,000	2,047,969

		31,186,351
Consumer, Cyclical - 10.5%
American Honda Finance Corp., 1.2000%, 7/12/19	1,100,000	1,085,324
American Honda Finance Corp., 2.2500%, 8/15/19	1,500,000	1,493,749
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3400%, 2.6950%, 2/14/20(a)	850,000	851,972
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.2600%, 2.5992%, 6/16/20(a)	4,100,000	4,105,797
Cintas Corp. No. 2, 3.7000%, 4/1/27	1,300,000	1,283,288
Costco Wholesale Corp., 2.2500%, 2/15/22	1,500,000	1,457,134
Costco Wholesale Corp., 2.7500%, 5/18/24	1,600,000	1,542,410
CVS Health Corp., 2.1250%, 6/1/21	3,103,000	2,997,571
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.2500%, 2.6131%, 11/5/18 (144A)(a)	500,000	500,283
Daimler Finance North America LLC, 1.5000%, 7/5/19 (144A)	1,650,000	1,628,709
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.6300%, 2.9673%, 1/6/20 (144A)(a)	1,900,000	1,907,711
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%,2.9129%, 5/4/21 (144A)(a)	2,000,000	2,006,520
Ford Motor Credit Co. LLC, ICE LIBOR USD 3 Month + 0.8100%, 3.1473%, 4/5/21(a)	1,988,000	1,998,795
Ford Motor Credit Co. LLC, ICE LIBOR USD 3 Month + 1.0800%, 3.4338%, 8/3/22(a)	5,264,000	5,299,953
General Motors Financial Co., Inc., 2.4500%, 11/6/20	650,000	634,515
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 3.8892%, 1/14/22(a)	500,000	510,788
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 3.3273%, 1/5/23(a)	2,150,000	2,160,155
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 3.2609%, 7/8/21 (144A (a)	3,000,000	3,005,580
Hyundai Capital America, 2.7500%, 9/27/26 (144A)	1,000,000	879,020
Hyundai Capital Services, Inc., 1.6250%, 8/30/19	500,000	490,213
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)	400,000	385,423
Lowe's Cos., Inc., ICE LIBOR USD 3 Month + 0.4200%, 2.7471%, 9/10/19(a)	2,551,000	2,560,367
Nissan Financial Services Australia Pty, Ltd., 2.5000%, 9/6/19	250,000	185,539
	Principal Amounts	Value

Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 1.0100%, 3.3309%, 3/8/19 (144A)(a)	$450,000	$452,345

Nissan Motor Acceptance Corp., 2.2500%, 1/13/20 (144A)	1,000,000	984,706
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.3900%, 2.7270%, 7/13/20 (144A)(a)	600,000	600,562
Nissan Motor Acceptance Corp., 1.9000%, 9/14/21 (144A)	2,000,000	1,895,098
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6900%, 3.0256%, 9/28/22 (144A)(a)	700,000	699,911
Toyota Motor Credit Corp., 2.1250%, 7/18/19	552,000	549,362
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.1000%, 2.4314%, 1/10/20(a)	3,000,000	3,005,313
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 2.6170%, 4/13/21(a)	2,000,000	2,003,560
Toyota Motor Finance Netherlands B.V., ICE LIBOR USD 3 Month + 0.2500%, 2.5763%, 12/12/19(a)	1,000,000	1,001,050
Walmart, Inc., 1.9000%, 12/15/20	2,500,000	2,447,673
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 2.5670%, 6/23/21(a)	3,500,000	3,515,750

		56,126,146
Consumer, Non-cyclical - 5.2%
Allergan Funding SCS, 2.4500%, 6/15/19	1,400,000	1,396,986
Allergan Funding SCS, 3.0000%, 3/12/20	1,000,000	995,854
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 0.8750%, 3.2094%, 12/29/20(a)	900,000	900,765
Becton Dickinson and Co., ICE LIBOR USD 3 Month + 1.0300%, 3.3438%, 6/6/22(a)	900,000	906,113
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 3.1106%, 6/15/22(a)	1,600,000	1,595,335
Constellation Brands, Inc., 2.7000%, 5/9/22	1,236,000	1,195,202
Constellation Brands, Inc., 2.6500%, 11/7/22	1,100,000	1,052,188
Constellation Brands, Inc., 3.2000%, 2/15/23	2,800,000	2,736,099
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	2,200,000	1,706,000
HCA, Inc., 3.7500%, 3/15/19	3,919,000	3,925,074
Molson Coors Brewing Co., 2.2500%, 3/15/20	1,127,000	1,109,764
Molson Coors Brewing Co., 2.1000%, 7/15/21	1,050,000	1,008,538
Sysco Corp., 1.9000%, 4/1/19	2,400,000	2,387,985
Sysco Corp., 2.6000%, 10/1/20	500,000	493,197
Sysco Corp., 2.6000%, 6/12/22	763,000	737,821
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)	150,000	139,140
Wesfarmers, Ltd., 6.2500%, 3/28/19	800,000	608,870
Wesfarmers, Ltd., 4.7500%, 3/12/20	500,000	383,605
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	1,400,000	1,041,712
WSO Finance Pty, Ltd., 4.5000%, 3/31/27	800,000	614,007
WSO Finance Pty, Ltd., 4.5000%, 9/30/27	4,000,000	3,041,936

		27,976,191
Diversified - 0.9%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)	1,100,000	1,042,481
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)	1,100,000	1,072,757
Hutchison Whampoa International 09, Ltd., 7.6250%, 4/9/19	2,450,000	2,524,865
Hutchison Whampoa International, Ltd., 5.7500%, 9/11/19 (144A)	350,000	359,439

		4,999,542
Energy - 2.2%
CNOOC Finance 2015 USA LLC, 3.7500%, 5/2/23	4,500,000	4,481,262
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)	2,410,526	2,433,400
Korea National Oil Corp., 4.2500%, 10/8/19	200,000	150,494
Korea National Oil Corp., ICE LIBOR USD 3 Month + 0.6000%, 2.9370%, 3/27/20(a)	800,000	799,300
Shell International Finance BV, ICE LIBOR USD 3 Month + 0.3500%, 2.6763%, 9/12/19(a)	550,000	552,233
Sinopec Group Overseas Development 2013, Ltd., 2.5000%, 10/17/18	500,000	499,316
Sinopec Group Overseas Development 2014, Ltd., 2.7500%, 4/10/19	250,000	249,118
Sinopec Group Overseas Development 2016, Ltd., 1.7500%, 9/29/19 (144A)	1,700,000	1,668,266
Sinopec Group Overseas Development 2017, Ltd., 2.3750%, 4/12/20 (144A)	600,000	589,108
Sinopec Group Overseas Development 2017, Ltd., 2.2500%, 9/13/20 (144A)	500,000	486,579

		11,909,076
Financial - 49.0%
Ally Financial, Inc., 8.0000%, 12/31/18	1,000,000	1,019,500
Ally Financial, Inc., 3.5000%, 1/27/19	4,400,000	4,403,300
	Principal Amounts	Value

Corporate Bonds - (continued)
Financial - (continued)
American Express Co., ICE LIBOR USD 3 Month + 0.05250%, 2.8456%, 5/17/21(a)	$2,400,000	$2,412,980
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 2.9531%, 8/1/22(a)	1,550,000	1,550,579
American Express Credit Corp., 2.3750%, 5/26/20	500,000	493,410
ANZ New Zealand Int'l, Ltd., 2.7500%, 1/22/21 (144A)	2,500,000	2,455,679
ANZ New Zealand Int'l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 3.3489%, 7/28/21 (144A)(a)	1,500,000	1,519,955
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 3.3056%, 6/14/23 (144A)(a)	2,000,000	2,004,377
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 2.7806%, 5/17/21 (144A)(a)	5,000,000	5,003,461
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 3.0500%, 3/7/22(a)	2,000,000	1,495,539
Bank Nederlandse Gemeenten NV, 1.5000%, 2/15/19 (144A)	750,000	746,053
Bank Nederlandse Gemeenten NV, 1.8750%, 6/11/19	700,000	695,575

Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.1500%, 3.1726%, 3/5/20(a)	5,000,000	3,736,224
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 3.5300%, 8/5/21(a)	300,000	226,469
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 2.9851%, 6/25/22(a)	5,000,000	5,004,050
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 3.5075%, 1/20/23(a)	1,350,000	1,374,462
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 3.3071%, 7/23/24(a)	5,300,000	5,314,745
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 2.9950%, 3/2/20(a)	2,300,000	1,711,480
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 3.2210%, 4/20/22(a)	800,000	595,376
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4400%, 2.7806%, 6/15/20(a)	800,000	803,193
Bank of Montreal, ICE LIBOR USD 3 Month + 0.3400%, 2.6770%, 7/13/20(a)	3,000,000	3,008,031
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 2.7970%, 4/13/21(a)	2,000,000	2,008,216
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6200%, 2.9571%, 9/11/22(a)	500,000	502,404
Bank of Montreal, CDOR USD 3 Month + 1.0800%, 3.1200%, 9/19/24(a)	1,350,000	1,040,402
Bank of Nova Scotia, 2.3500%, 10/21/20	700,000	687,419
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 2.6286%, 1/8/21(a)	1,200,000	1,197,528
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 2.7875%, 4/20/21(a)	2,000,000	2,005,079
Bank of Nova Scotia, 2.7000%, 3/7/22	500,000	488,502
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 2.9592%, 3/7/22(a)	500,000	502,693
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 3.1350%, 10/26/20(a)	1,900,000	1,419,762
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 2.9200%, 11/16/21(a)	6,000,000	4,449,244
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 3.0350%, 8/18/20(a)	2,000,000	1,493,547
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 3.4510%, 4/20/21(a)	450,000	338,634
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 4.7620%, 1/29/24(a)	500,000	374,314
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 4.8561%, 12/9/26(a)	200,000	154,053
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 2.6636%, 2/2/21(a)	1,500,000	1,500,232
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 3.0589%, 1/30/23(a)	5,800,000	5,777,901
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 3.4889%, 1/30/23(a)	1,500,000	1,517,550
Cboe Global Markets, Inc., 3.6500%, 1/12/27	350,000	338,048
Citibank NA, ICE LIBOR USD 3 Month + 0.5700%, 2.9171%, 7/23/21(a)	6,500,000	6,521,762
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.2500%, 3.2300%, 8/7/19(a)	1,500,000	1,120,323
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 3.5700%, 5/4/21(a)	2,000,000	1,506,403
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 3.3909%, 12/8/21(a)	2,250,000	2,285,458
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 3.2953%, 4/25/22(a)	750,000	759,524
Citigroup, Inc., 3.1420%, 1/24/23(a)	1,000,000	979,691
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5400%, 2.8613%, 3/2/20(a)	800,000	802,617
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.5700%, 2.8894%, 5/26/20(a)	600,000	601,590
Citizens Bank NA, 2.2500%, 10/30/20	1,100,000	1,071,140
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 3.1294%, 5/26/22(a)	300,000	298,647
Commonwealth Bank of Australia, 2.2500%, 3/10/20 (144A)	500,000	492,589
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1500%, 3.1500%, 1/18/21(a)	2,000,000	1,503,856
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 3.1438%, 9/6/21(a)	1,000,000	1,010,996
	Principal Amounts	Value

Corporate Bonds - (continued)
Financial - (continued)
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 3.0147%, 9/18/22 (144A)(a)	$1,200,000	$1,204,874
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%,3.0347%, 3/16/23 (144A)(a)	3,000,000	3,007,800
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 4.6450%, 6/3/26(a)	1,300,000	998,144
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26(a)	500,000	484,855
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 2.7649%, 4/26/21(a)	2,000,000	2,002,540
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 3.1614%, 1/10/22(a)	1,700,000	1,723,362
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 2.8114%, 1/10/23(a)	1,200,000	1,197,905
DBS Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.5100%, 2.5050%, 9/4/20(a)	1,000,000	743,285
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.8109%, 6/8/20(a)	800,000	801,008
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 0.4900%, 2.8109%, 6/8/20 (144A)(a)	1,600,000	1,602,016
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21(a)	1,200,000	1,155,104
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 3.6405%, 3/16/28(a)	1,130,000	835,564
DBS Group Holdings, Ltd., 4.5200%, 12/11/28 (144A)(a)	2,000,000	2,015,496
DEXUS Finance Pty, Ltd., 5.7500%, 9/10/18	100,000	74,595
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	2,200,000	1,680,995
Dexus Wholesale Property Fund, 4.7500%, 6/16/25	1,800,000	1,393,938
E*TRADE Financial Corp., 2.9500%, 8/24/22	2,100,000	2,034,753
First Republic Bank, 2.5000%, 6/6/22	1,645,000	1,580,927
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26	701,000	652,680

GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)	852,000	793,272
General Property Trust, 3.5910%, 11/7/23	600,000	445,583
Goldman Sachs Bank USA, 3.2000%, 6/5/20	3,000,000	3,004,087
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.3000%, 3.2342%, 8/21/19(a)	180,000	134,528
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.2000%, 3.1417%, 8/26/20(a)	2,500,000	1,868,497
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 4.1000%, 2/25/21(a)	380,000	392,602
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 3.6953%, 4/23/21(a)	2,000,000	2,045,662
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 3.1224%, 10/31/22(a)	2,900,000	2,906,352
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 3.3678%, 6/5/23(a)	1,350,000	1,362,626
Goldman Sachs Group, Inc., 3.2720%, 9/29/25(a)	1,000,000	959,380
GPT Wholesale Office Fund No 1, 4.0000%, 5/18/22	1,900,000	1,440,524
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24	4,150,000	3,093,242
International Lease Finance Corp., 7.1250%, 9/1/18 (144A)	2,750,000	2,759,483
JPMorgan Chase & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 3.1561%, 12/9/19(a)	1,500,000	1,122,001
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6800%, 2.9803%, 6/1/21(a)	1,200,000	1,209,360
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6100%, 2.9447%, 6/18/22(a)	5,000,000	5,001,486
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 3.2353%, 4/25/23(a)	1,900,000	1,916,262
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 3.0771%, 4/23/24(a)	1,000,000	995,074
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.6749%, 4/26/21(a)	4,000,000	4,002,800
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21	3,650,000	2,705,918
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 3.3927%, 3/20/23(a)	3,000,000	2,218,362
Lloyds Banking Group PLC, 3.6500%, 3/20/23	1,500,000	1,111,257
Lloyds Banking Group PLC, 2.9070%, 11/7/23(a)	1,400,000	1,338,156
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 0.3500%, 2.6873%, 4/4/19 (144A)(a)	1,400,000	1,401,390
Macquarie Bank, Ltd., ICE LIBOR USD 3 Month + 1.1200%, 3.4589%, 7/29/20 (144A)(a)	1,000,000	1,013,074
Macquarie Group, Ltd., 6.2500%, 1/14/21	2,091,000	2,212,280
Macquarie Group, Ltd., 6.2500%, 1/14/21 (144A)	1,750,000	1,851,502
Macquarie Group, Ltd., 3.1890%, 11/28/23 (144A)(a)	3,257,000	3,105,908
Mizuho Bank, Ltd., ICE LIBOR USD 3 Month + 1.1900%, 3.5375%, 10/20/18 (144A)(a)	1,300,000	1,302,841
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 3.2071%, 9/11/22(a)	1,100,000	1,107,336
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8000%, 3.1550%, 2/14/20(a)	2,853,000	2,861,131
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 3.5275%, 1/20/22(a)	1,350,000	1,371,658
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 3.7416%, 10/24/23(a)	1,900,000	1,950,076
Morgan Stanley, 3.7370%, 4/24/24(a)	2,000,000	1,986,881
	Principal Amounts	Value

Corporate Bonds - (continued)
Financial - (continued)
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0800%, 3.0750%, 11/5/20(a)	$2,000,000	$1,501,121
National Australia Bank, Ltd., 2.5000%, 1/12/21	1,500,000	1,468,187
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 2.9047%, 9/20/21 (144A)(a)	5,500,000	5,513,035
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8000%, 2.7400%, 2/10/23(a)	2,000,000	1,479,342
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.8500%, 3.9676%, 3/26/25(a)	4,017,000	3,014,436
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 4.5185%, 9/21/26(a)	1,925,000	1,469,569
Nederlandse Waterschapsbank NV, 1.7500%, 9/5/19	1,100,000	1,088,190
Nordea Bank AB, 2.3750%, 4/4/19	400,000	399,272
Nordea Bank AB, 2.3750%, 4/4/19 (144A)	640,000	638,836
Nordea Bank AB, 2.1250%, 5/29/20 (144A)	910,000	891,235
Nordea Bank AB, ICE LIBOR USD 3 Month + 0.4700%, 2.7894%, 5/29/20 (144A)(a)	400,000	401,209
Nordea Bank AB, 2.5000%, 9/17/20 (144A)	200,000	196,236
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)	399,000	397,074
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24	1,897,000	1,887,843
Oversea-Chinese Banking Corp., Ltd., USD SWAP SEMI 30/360 5YR + 2.2030%, 4.0000%, 10/15/24(a)	250,000	250,237
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.4800%, 2.8189%, 7/29/19(a)	200,000	200,590
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.5200%, 2.8338%, 3/6/20(a)	535,000	537,778
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 3.0731%, 2/1/22(a)	500,000	505,468
Royal Bank of Canada, CDOR USD 3 Month + 1.0800%, 3.0400%, 7/17/24(a)	3,250,000	2,504,023
Scentre Group Trust 1, 4.5000%, 9/8/21	1,400,000	1,075,891
Scentre Group Trust 1 / Scentre Group Trust 2, 2.3750%, 11/5/19 (144A)	500,000	493,492
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21	600,000	448,754
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24	3,100,000	2,275,556
Simon Property Group LP, 2.7500%, 6/1/23	3,100,000	2,988,253
Stockland Trust, 8.2500%, 11/25/20	1,000,000	827,705
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 3.4819%, 10/19/21(a)	700,000	711,917
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22	420,000	406,392

Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 3.0726%, 10/18/22(a)	500,000	500,465
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 3.2019%, 7/19/23(a)	4,700,000	4,729,643
Suncorp-Metway, Ltd., 2.3750%, 11/9/20 (144A)	2,580,000	2,517,724
Toronto-Dominion Bank, 3.0000%, 6/11/20	2,000,000	1,996,832
Toronto-Dominion Bank, 1.8500%, 9/11/20	360,000	351,015
Toronto-Dominion Bank, 2.5000%, 12/14/20	1,900,000	1,869,083
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 2.9819%, 7/19/23(a)	4,000,000	4,013,196
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 2.8271%, 4/23/21 (144A)(a)	1,000,000	1,001,642
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.9950%, 3.7500%, 9/19/24(a)	3,580,000	3,578,346
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27(a)	500,000	476,995
Vicinity Centres Trust, 3.5000%, 4/26/24	2,320,000	1,697,160
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.0100%, 3.3292%, 12/7/20(a)	1,246,000	1,264,310
Wells Fargo & Co., 2.5000%, 3/4/21	800,000	782,673
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 3.2858%, 2/11/22(a)	83,000	83,901
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 3.0650%, 4/27/22(a)	3,500,000	2,601,902
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 3.4516%, 1/24/23(a)	850,000	864,246
Wells Fargo Bank NA, ICE LIBOR USD 3 Month + 0.5000%, 2.8471%, 7/23/21(a)	7,500,000	7,519,043
Westpac Banking Corp., ICE LIBOR USD 3 Month + 1.0000%, 3.3550%, 5/13/21(a)	200,000	203,421
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 3.1813%, 8/19/21(a)	500,000	505,694
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 3.1831%, 1/11/22(a)	450,000	454,909
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 3.1050%, 2/7/22(a)	2,000,000	1,501,687
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 3.0456%, 6/28/22(a)	750,000	754,357
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 2.9031%, 1/11/23(a)	3,600,000	3,596,112
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 3.1000%, 5.1561%, 3/10/26(a)	1,000,000	773,791
	Principal Amounts	Value

Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 4.3340%, 8/16/29(a)	$9,100,000	$6,721,170

		262,435,952
Government - 0.7%
Airservices Australia, 2.7500%, 5/15/23	500,000	368,466
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.7000%, 3.0194%, 5/26/19(a)	308,000	308,430
International Bank for Reconstruction & Development, 3.5000%, 1/22/21	3,465,000	2,417,861
International Bank for Reconstruction & Development, 3.0000%, 2/2/23	1,300,000	889,530

		3,984,287
Industrial - 3.1%
Australia Pacific Airports Melbourne Pty, Ltd., 5.0000%, 6/4/20	200,000	154,545
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26	100,000	73,983
Brisbane Airport Corp Pty, Ltd., 6.0000%, 10/21/20	260,000	205,439
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.1800%, 2.4938%, 12/6/18(a)	650,000	650,476
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2800%, 2.6119%, 3/22/19(a)	600,000	600,699
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 2.8414%, 1/10/20(a)	500,000	503,077
Caterpillar Financial Services Corp., 1.8500%, 9/4/20	1,000,000	975,656
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 2.9038%, 6/6/22(a)	1,800,000	1,813,774
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 2.8400%, 5/15/23(a)	1,200,000	1,200,684
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 3.4700%, 7/12/24(a)	2,700,000	2,020,154
Perth Airport Pty, Ltd., 6.0000%, 7/23/20	464,000	364,121
QPH Finance Co. Pty, Ltd., 5.7500%, 7/29/20	750,000	586,942
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21	150,000	116,926
Rockwell Collins, Inc., 3.1000%, 11/15/21	1,000,000	983,837
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)	350,000	358,725
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)	600,000	592,152
Trimble, Inc., 4.1500%, 6/15/23	2,500,000	2,488,686
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 2.9503%, 3/1/21(a)	1,700,000	1,703,736
WestRock Co., 3.3750%, 9/15/27 (144A)	1,300,000	1,224,173

		16,617,785
Technology - 3.0%
Apple, Inc., 1.8000%, 5/11/20	1,000,000	982,404
Apple, Inc., 1.5500%, 8/4/21	500,000	479,181
Apple, Inc., 2.1000%, 9/12/22	1,400,000	1,343,972
Apple, Inc., 2.4000%, 1/13/23	200,000	193,552
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.0000%, 1/15/22	1,165,000	1,131,203
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23	1,500,000	1,408,485
IBM Credit LLC, 1.6250%, 9/6/19	1,285,000	1,269,865
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 2.6075%, 1/20/21(a)	3,300,000	3,316,533

International Business Machines Corp., 1.9000%, 1/27/20	500,000	493,158
International Business Machines Corp., ICE LIBOR USD 3 Month + 0.2300%, 2.5669%, 1/27/20(a)	350,000	351,437
Microchip Technology, Inc., 3.9220%, 6/1/21 (144A)	2,600,000	2,604,877
Oracle Corp., 1.9000%, 9/15/21	2,500,000	2,415,149

		15,989,816
Utilities - 7.1%
AGL Energy, Ltd., 5.0000%, 11/5/21	150,000	116,373
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)(b)	4,000,000	3,975,423
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 3.1820%, 10/30/24(a)	2,000,000	1,476,125
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24	6,170,000	4,570,022
AusNet Services Holdings Pty, Ltd., 5.2500%, 2/14/20	200,000	154,106
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21	350,000	269,421
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 2.5200%, 7/1/26(a)	2,500,000	1,697,507
	Principal Amounts	Value

Corporate Bonds - (continued)
Utilities - (continued)
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24	$1,000,000	$736,712
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 2.9617%, 8/29/22(a)	2,000,000	1,487,359
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24	4,280,000	3,155,521
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)	3,000,000	2,994,555
Korea Gas Corp., 4.2500%, 11/2/20	370,000	375,990
Korea Gas Corp., 2.7500%, 7/20/22 (144A)	800,000	768,310
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)	3,082,000	3,070,288
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	670,000	521,821
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 3.3132%, 12/6/24(a)	10,600,000	7,809,812
State Grid Overseas Investment 2016, Ltd., 2.2500%, 5/4/20	600,000	587,239
State Grid Overseas Investment 2016, Ltd., 2.2500%, 5/4/20 (144A)	500,000	489,365
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 2.9650%, 2/7/23(a)	3,000,000	2,233,028
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24	2,370,000	1,775,359

		38,264,336

Total Corporate Bonds (cost $482,322,038)		475,677,124

Mortgage-Backed Securities - 3.1%
Caesars Palace Las Vegas Trust 2017-VICI, 4.3540%, 10/15/34 (144A)(a)	941,000	922,842
Federal Home Loan Bank, 0%, 8/1/18¤	10,000,000	10,000,000
Resimac MBS Trust, 2.8863%, 11/10/49 (144A)(a)	2,687,161	2,681,787
RESIMAC Premier Series 2017-1, ICE LIBOR USD 1 Month + 0.9500%, 3.0275%, 9/11/48 (144A)(a)	2,973,892	2,971,084

Total Mortgage-Backed Securities (cost $16,564,777)		16,575,713

Commercial Paper - 7.1%
Berkshire Hathaway Energy Co., 1.8550%, 8/2/18 (Section 4(2))	5,500,000	5,499,338
Cardinal Health, Inc., 2.1499%, 8/1/18 (Section 4(2))	2,755,000	2,754,833
CNPC Finance HK, Ltd., 2.1700%, 8/1/18 (Section 4(2))	5,500,000	5,499,680
Duke Energy Corp., 2.1400%, 8/8/18 (Section 4(2))	6,000,000	5,997,048
Enbridge US, Inc., 2.9500%, 8/1/18 (Section 4(2))	5,500,000	5,499,666
Mohawk Industries, Inc., 2.1398%, 8/1/18 (Section 4(2))	790,000	789,952
Rockwell Automation, Inc., 2.0002%, 8/1/18 (Section 4(2))	6,000,000	5,999,643
Sinopec Century Bright, 2.1000%, 8/6/18 (Section 4(2))	6,000,000	5,998,071

Total Commercial Paper (cost $38,040,429)		38,038,231

Total Investments (total cost $536,927,244) - 98.9%		530,291,068

Cash, Receivables and Other Assets, net of Liabilities - 1.1%		5,662,459

Net Assets - 100%		$535,953,527

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$284,028,264	53.6%
Australia	133,719,255	25.2
Canada	28,628,209	5.4
Singapore	17,148,948	3.2
Netherlands	10,716,163	2.0

South Korea	9,864,824	1.9
Japan	8,758,594	1.7
Cayman Islands	7,777,870	1.5
New Zealand	7,686,011	1.4
China	6,288,608	1.2
Hong Kong	5,499,680	1.0
United Kingdom	4,667,775	0.9
Sweden	2,526,788	0.5
Luxembourg	2,392,840	0.4
British Virgin Islands	587,239	0.1
Total	$530,291,068	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount Sold/(Purchased)	USD Currency Amount Sold/(Purchased)	Market Value and Unrealized Appreciation (Depreciation)

Bank of America N.A.:
New Zealand Dollar	9/06/18	4,930,000	(3,339,804)	$(16,340)
Barclays Bank PLC:
Canadian Dollar	9/06/18	4,680,000	(3,558,855)	(37,810)
Citibank N.A.:
Australian Dollar	9/06/18	4,600,000	(3,406,304)	(13,893)
J.P. Morgan Chase Bank:
Australian Dollar	9/06/18	145,600,000	(107,826,992)	(429,715)
Westpac Banking Corp.:
Japanese Yen	8/07/18	(476,534,600)	4,300,000	(41,579)

Total				$(539,337)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Sold:
10-Year U.S. Treasury Note	156	09/19/18	$18,629,813	$90,313	$(109,193)
5-Year U.S. Treasury Note	492	09/28/18	55,657,500	373,815	(451,963)

Total				$464,128	$(561,156)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset (Liability) Variation Margin

2.9764% Fixed	3 Month LIBOR	Semiannual	7/12/28	15,168,000 USD	$—	$106,439	$(315,193)
3 Month LIBOR	2.8295% Fixed	Quarterly	7/12/20	68,439,000 USD	—	(49,281)	(1,422,173)

Total					$—	$57,158	$(1,737,366)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection
Reference Asset	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)

CDX NA.HY.S30.V1, Fixed Rate of 5.00%, Paid Quarterly	6/20/23	24,686,000 USD	$(1,731,723)	$(144,002)	$(512,979)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2018

Derivative	Market Value
Forward foreign currency exchange contracts, purchased	$ 1,776,288
Forward foreign currency exchange contracts, sold	85,034,274
Futures contracts, purchased	967,938
Futures contracts, sold	59,646,204
Credit default swaps, long	8,218
Interest rate swaps, long	47,496

Notes to Schedule of Investments and Other Information (unaudited)

CDOR	Canadian Dollar Offered Rate
ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

¤	Zero coupon bond.
Section 4(2)

Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2018 is $38,038,231, which represents 7.1% of net assets.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended July 31, 2018 is

$ 97,988,454, which represents 18.3% of net assets.

(a)

Variable or floating rate security. Rate shown is the current rate as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

(b)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrued at a future date. See Notes to Schedule of Investments.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Corporate Bonds	$—	$475,677,124	$—
Mortgage-Backed Securities	—	16,575,713	—
Commercial Paper	—	38,038,231	—

Total Investments in Securities	$—	$530,291,068	$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$539,337	$—
Variation Margin Payable	561,156	2,250,345	—

Total Liabilities	$561,156	$2,789,682	$—

(a)

Other financial instruments include forward foreign currency exchange, futures, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Organization and Significant Accounting Policies

Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers six Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the LIBOR 3-month rate by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, certain investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended July 31, 2018 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures option merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.

As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

Additional Investment Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Mortgage and Asset-Backed Securities

The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate. Mortgage and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition to prepayment risk, investments in mortgage-backed securities, particularly those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than other mortgage- and asset-backed securities. Mortgage and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

When-Issued and Delayed Delivery Securities

The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2018

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 2.2%
HEICO Corp.	4,230	$323,007
Airlines - 1.7%
Allegiant Travel Co.	577	71,317
Hawaiian Holdings, Inc.	1,812	72,661
Spirit Airlines, Inc.*	2,437	105,864

		249,842
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc.*	2,561	42,820
Dorman Products, Inc.*	765	57,130
Fox Factory Holding Corp.*	864	42,941
Gentherm, Inc.*	844	38,233
Horizon Global Corp.*	573	3,983
LCI Industries	577	53,055

		238,162
Automobiles - 0.2%
Winnebago Industries, Inc.	727	29,007
Beverages - 0.3%
National Beverage Corp.*	450	47,479
Biotechnology - 0.6%
BioSpecifics Technologies Corp.*	1,118	50,869
MiMedx Group, Inc.*, #	7,804	33,167

		84,036
Building Products - 4.1%
AAON, Inc.	1,871	70,630
American Woodmark Corp.*	627	52,323
Apogee Enterprises, Inc.	1,006	51,065
Builders FirstSource, Inc.*	4,096	73,441
Continental Building Products, Inc.*	1,320	42,108
Patrick Industries, Inc.*	883	54,084
PGT Innovations, Inc.*	1,786	42,864
Simpson Manufacturing Co., Inc.	1,655	120,749
Universal Forest Products, Inc.	2,197	80,937

		588,201
Capital Markets - 1.6%
Cohen & Steers, Inc.	933	39,083
Diamond Hill Investment Group, Inc.	68	13,038
Evercore, Inc. - Class A	814	91,982
Houlihan Lokey, Inc.	623	30,627
Moelis & Co. - Class A	799	50,817
Pzena Investment Management, Inc. - Class A	353	3,442

		228,989
Chemicals - 1.9%
Balchem Corp.	2,001	200,680
Chase Corp.	587	72,495

		273,175
Commercial Banks - 2.9%
Ameris Bancorp	817	38,072
Bankwell Financial Group, Inc.	157	5,102
Byline Bancorp, Inc.*	588	13,253
Eagle Bancorp, Inc.*	684	36,970
Equity Bancshares, Inc. - Class A*	292	11,826
FB Financial Corp.	612	26,047
First Foundation, Inc.*	780	12,262
Franklin Financial Network, Inc.*	287	11,236
Hilltop Holdings, Inc.	1,917	39,874
Independent Bank Group, Inc.	584	39,186
Live Oak Bancshares, Inc.	708	20,143
Metropolitan Bank Holding Corp.*	164	8,059
National Commerce Corp.*	344	14,998
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Nicolet Bankshares, Inc.*	192	$10,627

People's Utah Bancorp	373	13,559
Preferred Bank	264	16,431
RBB Bancorp	327	9,866
Seacoast Banking Corp. of Florida*	936	27,434
ServisFirst Bancshares, Inc.	1,059	44,743
TriState Capital Holdings, Inc.*	580	17,052

		416,740
Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc.	2,634	106,045
Multi-Color Corp.	730	48,435
Viad Corp.	730	41,902

		196,382
Communications Equipment - 5.6%
Acacia Communications, Inc.*	3,652	117,375
Applied Optoelectronics, Inc.*, #	1,778	68,329
Casa Systems, Inc.*	2,113	32,181
Finisar Corp.*	10,424	175,644
Ubiquiti Networks, Inc.*, #	5,134	423,966

		817,495
Computers & Peripherals - 1.2%
Super Micro Computer, Inc.*	4,427	97,837
USA Technologies, Inc.*	5,372	72,253

		170,090
Construction & Engineering - 0.9%
Argan, Inc.	557	21,389
Comfort Systems USA, Inc.	1,324	73,548
NV5 Global, Inc.*	392	29,518

		124,455
Diversified Financial Services - 0.3%
FGL Holdings*	4,282	38,624
Electrical Equipment - 0.3%
TPI Composites, Inc.*	1,218	37,539
Electronic Equipment & Instruments - 4.6%
Control4 Corp.*	2,363	60,091
ePlus, Inc.*	1,244	122,721
II-VI, Inc.*	5,688	222,970
Kimball Electronics, Inc.*	2,430	49,450
Methode Electronics, Inc.	3,352	131,566
PC Connection, Inc.	2,426	82,120

		668,918
Energy Equipment & Services - 0.2%
Cactus, Inc. - Class A*	307	10,045
Liberty Oilfield Services, Inc. - Class A*	813	15,935
Smart Sand, Inc.*	480	2,784

		28,764
Equity Real Estate Investment Trusts (REITs) - 1.4%
CareTrust, Inc.	1,064	17,992
Easterly Government Properties, Inc.	638	12,090
Four Corners Property Trust, Inc.	859	21,389
Independence Realty Trust, Inc.	1,214	12,322
Jernigan Capital, Inc.	203	3,693
National Storage Affiliates Trust	708	20,412
Retail Opportunity Investments Corp.	1,575	29,783
STAG Industrial, Inc.	1,361	37,183
Summit Hotel Properties, Inc.	1,463	20,701
Terreno Realty Corp.	780	28,790

		204,355
	Shares	Value

Common Stocks - (continued)
Food & Staples Retailing - 0.2%
Sprouts Farmers Market, Inc.*	1,271	$27,314
Food Products - 0.6%
Calavo Growers, Inc.	169	15,632
Hostess Brands, Inc.*	964	13,506
Pilgrim's Pride Corp.*	2,402	42,804
Sanderson Farms, Inc.	219	22,082

		94,024
Health Care Equipment & Supplies - 11.6%
Anika Therapeutics, Inc.*	2,281	91,308
Cutera, Inc.*	2,109	84,360
Glaukos Corp.*	5,402	224,777
Heska Corp.*	1,152	115,488

Inogen, Inc.*	2,320	462,260
LeMaitre Vascular, Inc.	2,990	107,640
NuVasive, Inc.*	7,931	460,395
Tactile Systems Technology, Inc.*	2,799	134,548

		1,680,776
Health Care Providers & Services - 4.1%
AMN Healthcare Services, Inc.*	7,405	448,003
National Research Corp. - Class A	3,817	144,855

		592,858
Health Care Technology - 1.6%
Simulations Plus, Inc.	2,683	47,623
Tabula Rasa HealthCare, Inc.*	3,098	180,428

		228,051
Hotels, Restaurants & Leisure - 1.7%
Bojangles', Inc.*	841	11,059
Choice Hotels International, Inc.	1,297	100,647
Chuy's Holdings, Inc.*	388	12,280
Dave & Buster's Entertainment, Inc.*	910	44,727
Monarch Casino & Resort, Inc.*	407	19,402
Papa John's International, Inc.	738	30,966
Wingstop, Inc.	669	33,015

		252,096
Household Durables - 1.9%
Cavco Industries, Inc.*	208	44,190
Century Communities, Inc.*	684	20,862
Hooker Furniture Corp.	269	12,118
Installed Building Products, Inc.*	727	39,694
iRobot Corp.*	638	50,561
LGI Homes, Inc.*	519	26,827
M/I Homes, Inc.*	653	16,887
New Home Co., Inc.*	481	4,435
TopBuild Corp.*	818	60,761

		276,335
Insurance - 0.5%
Health Insurance Innovations, Inc. - Class A*	257	8,545
Investors Title Co.	37	7,082
Kingstone Cos., Inc.	212	3,466
Kinsale Capital Group, Inc.	422	24,993
Universal Insurance Holdings, Inc.	699	31,036

		75,122
Internet & Catalog Retail - 0.7%
Duluth Holdings, Inc. - Class B *	669	15,401
Liberty Expedia Holdings, Inc. - Class A*	1,313	63,247
Nutrisystem, Inc.	680	27,200

		105,848
Internet Software & Services - 12.8%
Alarm.com Holdings, Inc.*	4,301	184,384
	Shares	Value

Common Stocks - (continued)
Internet Software & Services - (continued)
Cargurus, Inc.*	7,931	$343,809
Cars.com, Inc.*	6,535	185,398
Etsy, Inc.*	10,858	443,658
Hortonworks, Inc.*	7,185	125,163
Match Group, Inc.*, #	6,091	220,007
NIC, Inc.	6,048	99,187
Trade Desk, Inc. - Class A*	3,117	262,825

		1,864,431
IT Services - 0.3%
Hackett Group, Inc.	2,681	48,338
Leisure Equipment & Products - 0.5%
American Outdoor Brands Corp.*	1,240	11,743
Johnson Outdoors, Inc. - Class A	200	16,214
Malibu Boats, Inc. - Class A*	469	17,629
Marine Products Corp.	791	14,697
MCBC Holdings, Inc.*	426	10,633

		70,916
Life Sciences Tools & Services - 2.2%
Cambrex Corp.*	5,099	318,687
Machinery - 1.3%
Lydall, Inc.*	622	28,861
Omega Flex, Inc.	361	33,313

Proto Labs, Inc.*	960	119,664

		181,838
Media - 0.5%
AMC Networks, Inc. - Class A*	1,051	63,365
Entravision Communications Corp. - Class A	1,478	7,168

		70,533
Metals & Mining - 0.6%
Warrior Met Coal, Inc.	3,295	85,242
Mortgate Real Estate Investment Trusts (REITs) - 0.1%
Cherry Hill Mortgage Investment Corp.	255	4,697
Granite Point Mortgage Trust, Inc.	868	16,492

		21,189
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc.*	1,428	99,246
Oil, Gas & Consumable Fuels - 0.7%
Alta Mesa Resources, Inc.*	1,987	12,002
Cheniere Energy Partners LP Holdings LLC	2,695	82,790

		94,792
Paper & Forest Products - 2.2%
Boise Cascade Co.	2,426	104,924
KapStone Paper and Packaging Corp.	6,114	212,645

		317,569
Personal Products - 0.0%
Natural Health Trends Corp.	110	2,626
Pharmaceuticals - 5.1%
Mallinckrodt PLC*	12,857	301,497
Phibro Animal Health Corp. - Class A	3,068	146,957
Prestige Brands Holdings, Inc.*	8,211	293,379

		741,833
Professional Services - 2.0%
BG Staffing, Inc.	361	9,494
Insperity, Inc.	1,502	142,840
TriNet Group, Inc.*	2,510	135,164
Willdan Group, Inc.*	314	8,754

		296,252
	Shares	Value

Common Stocks - (continued)
Real Estate Management & Development - 0.3%
Consolidated-Tomoka Land Co.	77	$5,044
HFF, Inc. - Class A	545	24,530
RMR Group, Inc. - Class A	212	18,402

		47,976
Road & Rail - 1.1%
Saia, Inc.*	917	69,096
Schneider National, Inc. - Class B	3,378	88,301

		157,397
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc.*	3,575	218,933
FormFactor, Inc.*	6,639	85,975
Ichor Holdings, Ltd.*	2,332	48,972
Ultra Clean Holdings, Inc.*	3,522	47,265

		401,145
Software - 4.9%
Ebix, Inc.	2,860	226,941
Globant SA*	3,247	180,014
Qualys, Inc.*	3,545	308,769

		715,724
Specialty Retail - 2.7%
Asbury Automotive Group, Inc.*	473	33,252
At Home Group, Inc.*	1,413	51,250
Boot Barn Holdings, Inc.*	631	14,759
Camping World Holdings, Inc. - Class A	844	18,712
Floor & Decor Holdings, Inc. - Class A*	2,216	105,814
Lithia Motors, Inc. - Class A	549	48,888
MarineMax, Inc.*	612	11,475
Penske Automotive Group, Inc.	1,947	101,633
Winmark Corp.	89	13,101

		398,884
Textiles, Apparel & Luxury Goods - 0.1%
Culp, Inc.	284	7,043

Superior Group of Cos., Inc.	346	7,252

		14,295
Thrifts & Mortgage Finance - 1.2%
BofI Holding, Inc.*	1,248	48,697
Bridgewater Bancshares, Inc.*	599	7,637
FS Bancorp, Inc.	72	4,419
Merchants Bancorp	572	14,020
Meridian Bancorp, Inc.	1,078	19,727
NMI Holdings, Inc. - Class A*	1,309	27,358
PennyMac Financial Services, Inc. - Class A*	500	9,575
Sterling Bancorp, Inc.	1,055	13,525
Walker & Dunlop, Inc.	619	36,682

		181,640
Tobacco - 0.2%
Vector Group, Ltd.	1,302	24,022
Trading Companies & Distributors - 1.8%
BMC Stock Holdings, Inc.*	2,401	52,822
EnviroStar, Inc.	400	16,040
Foundation Building Materials, Inc.*	1,532	22,198
GMS, Inc.*	1,466	38,468
SiteOne Landscape Supply, Inc.*	1,436	128,034

		257,562

Total Common Stocks (cost $13,447,410)		14,509,821

	Shares	Value

Investment Companies - 3.9%
Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº,£	564,424	$564,424
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.0836%ºº	4,559	4,559

Total Investment Companies (cost $568,983)		568,983

Total Investments (total cost $14,016,393) - 103.9%		15,078,804

Liabilities, net of Cash, Receivables and Other Assets - (3.9%)		(564,804)

Net Assets - 100%		$14,514,000

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$14,860,167	98.5%
Argentina	180,014	1.2
Bermuda	38,624	0.3
Total	$15,078,804	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/18
Investment Companies — 3.9%
Investments Purchased with Cash Collateral from Securities Lending — 3.9%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	$58,076∆	$—	$—	$564,424

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 7/31/18
Investment Companies — 3.9%
Investments Purchased with Cash Collateral from Securities Lending — 3.9%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	396,201	5,958,432	(5,790,209)	564,424

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2018.
ºº	Rate shown is the 7-day yield as of July 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$14,509,821	$—	$—
Investment Companies	4,559	564,424	—

Total Assets	$14,514,380	$564,424	$—

Organization and Significant Accounting Policies

Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers six Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S.

Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Other Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended July 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2018

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 1.3%
HEICO Corp.	6,696	$511,335
Airlines - 2.8%
Alaska Air Group, Inc.	6,964	437,548
Allegiant Travel Co.	909	112,352
Hawaiian Holdings, Inc.	2,869	115,047
JetBlue Airways Corp.*	17,882	321,876
Spirit Airlines, Inc.*	3,857	167,548

		1,154,371
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	3,971	66,395
Dorman Products, Inc.*	1,187	88,645
Fox Factory Holding Corp.*	1,341	66,648
Gentex Corp.	9,744	226,061
Gentherm, Inc.*	1,313	59,479
LCI Industries	897	82,479

		589,707
Automobiles - 0.3%
Thor Industries, Inc.	1,192	113,061
Winnebago Industries, Inc.	714	28,489

		141,550
Beverages - 0.6%
National Beverage Corp.*	2,270	239,508
Biotechnology - 2.6%
BioSpecifics Technologies Corp.*	742	33,761
Ligand Pharmaceuticals, Inc.*	2,198	479,889
United Therapeutics Corp.*	4,487	551,497

		1,065,147
Building Products - 3.7%
American Woodmark Corp.*	991	82,699
Builders FirstSource, Inc.*	6,469	115,989
Continental Building Products, Inc.*	2,085	66,512
Lennox International, Inc.	2,336	507,099
Patrick Industries, Inc.*	1,402	85,872
PGT Innovations, Inc.*	2,826	67,824
Simpson Manufacturing Co., Inc.	2,622	191,301
Trex Co., Inc.*	3,322	258,252
Universal Forest Products, Inc.	3,475	128,019

		1,503,567
Capital Markets - 2.1%
Cohen & Steers, Inc.	1,536	64,343
Diamond Hill Investment Group, Inc.	113	21,667
Evercore, Inc. - Class A	1,341	151,533
Houlihan Lokey, Inc.	1,022	50,242
Lazard, Ltd. - Class A	4,261	231,372
MarketAxess Holdings, Inc.	1,238	239,887
Moelis & Co. - Class A	1,313	83,507

		842,551
Chemicals - 3.1%
Balchem Corp.	2,260	226,655
Chase Corp.	661	81,634
Westlake Chemical Corp.	9,101	975,809

		1,284,098
Commercial Banks - 2.5%
Ameris Bancorp	1,350	62,910
Bank of Princeton*	196	6,646
Bank OZK	4,241	173,457
Bankwell Financial Group, Inc.	257	8,353
Byline Bancorp, Inc.*	970	21,864
Eagle Bancorp, Inc.*	1,125	60,806
	Shares	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Equity Bancshares, Inc. - Class A*	475	$19,237
FB Financial Corp.	1,010	42,986

First Foundation, Inc.*	1,278	20,090
Franklin Financial Network, Inc.*	472	18,479
Hilltop Holdings, Inc.	3,156	65,645
Independent Bank Group, Inc.	961	64,483
Live Oak Bancshares, Inc.	1,164	33,116
Metropolitan Bank Holding Corp.*	269	13,219
National Commerce Corp.*	567	24,721
Nicolet Bankshares, Inc.*	316	17,491
People's Utah Bancorp	610	22,173
Preferred Bank	432	26,888
RBB Bancorp	537	16,201
ServisFirst Bancshares, Inc.	1,745	73,726
TriState Capital Holdings, Inc.*	950	27,930
Western Alliance Bancorp*	3,475	197,102

		1,017,523
Commercial Services & Supplies - 3.3%
Healthcare Services Group, Inc.	4,166	167,723
KAR Auction Services, Inc.	7,649	454,733
Rollins, Inc.	12,318	676,751
Viad Corp.	1,156	66,355

		1,365,562
Communications Equipment - 2.1%
Acacia Communications, Inc.*	2,344	75,336
Applied Optoelectronics, Inc.*, #	1,402	53,879
Casa Systems, Inc.*	2,254	34,329
Ciena Corp.*	10,278	261,061
Ubiquiti Networks, Inc.*, #	5,302	437,839

		862,444
Construction & Engineering - 0.2%
Argan, Inc.	859	32,986
NV5 Global, Inc.*	620	46,686

		79,672
Construction Materials - 0.8%
Eagle Materials, Inc.	3,372	335,008
Consumer Finance - 0.6%
Credit Acceptance Corp.*	631	242,052
Distributors - 0.5%
Pool Corp.	1,433	219,607
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc.*	2,084	222,967
Grand Canyon Education, Inc.*	1,715	199,849

		422,816
Diversified Financial Services - 0.2%
FGL Holdings*	7,036	63,465
Electrical Equipment - 0.9%
Acuity Brands, Inc.	2,312	321,437
TPI Composites, Inc.*	1,929	59,452

		380,889
Electronic Equipment & Instruments - 3.6%
Coherent, Inc.*	746	117,913
Control4 Corp.*	1,858	47,249
IPG Photonics Corp.*	3,837	629,421
Littelfuse, Inc.	1,785	387,024
SYNNEX Corp.	2,870	276,869

		1,458,476
Energy Equipment & Services - 0.2%
Cactus, Inc. - Class A*	857	28,041
	Shares	Value

Common Stocks - (continued)
Energy Equipment & Services - (continued)
Liberty Oilfield Services, Inc. - Class A*	2,281	$44,707
Smart Sand, Inc.*	1,351	7,836

		80,584
Equity Real Estate Investment Trusts (REITs) - 1.8%
CareTrust, Inc.	755	12,767
CoreSite Realty Corp.	341	38,226
CubeSmart	1,807	54,860
Easterly Government Properties, Inc.	451	8,546
Four Corners Property Trust, Inc.	610	15,189
Gaming and Leisure Properties, Inc.	2,115	76,817
Healthcare Trust of America, Inc. - Class A	2,035	55,596
Hudson Pacific Properties, Inc.	1,554	53,240

Independence Realty Trust, Inc.	858	8,709
Jernigan Capital, Inc.	145	2,638
Kilroy Realty Corp.	981	71,564
Lamar Advertising Co. - Class A	832	61,260
National Storage Affiliates Trust	496	14,300
Park Hotels & Resorts, Inc.	1,999	62,529
Retail Opportunity Investments Corp.	1,115	21,085
STORE Capital Corp.	1,963	53,884
Summit Hotel Properties, Inc.	1,033	14,617
Sun Communities, Inc.	794	76,986
Terreno Realty Corp.	556	20,522

		723,335
Food & Staples Retailing - 0.3%
Sprouts Farmers Market, Inc.*	6,408	137,708
Food Products - 1.2%
B&G Foods, Inc.#	3,249	102,019
Calavo Growers, Inc.	855	79,087
Hostess Brands, Inc.*	4,858	68,061
Pilgrim's Pride Corp.*	7,519	133,988
Sanderson Farms, Inc.	1,113	112,224

		495,379
Health Care Equipment & Supplies - 8.0%
Anika Therapeutics, Inc.*	598	23,938
Cantel Medical Corp.	4,292	397,911
Glaukos Corp.*	3,591	149,422
Inogen, Inc.*	2,188	435,959
LeMaitre Vascular, Inc.	1,992	71,712
Masimo Corp.*	5,333	530,207
Neogen Corp.*	5,312	437,709
NuVasive, Inc.*	5,282	306,620
Tactile Systems Technology, Inc.*	1,858	89,314
West Pharmaceutical Services, Inc.	7,574	830,489

		3,273,281
Health Care Providers & Services - 2.1%
AMN Healthcare Services, Inc.*	4,930	298,265
HealthEquity, Inc.*	6,365	480,557
National Research Corp. - Class A	2,542	96,469

		875,291
Health Care Technology - 4.2%
athenahealth, Inc.*	4,157	626,501
Simulations Plus, Inc.	1,786	31,702
Tabula Rasa HealthCare, Inc.*	2,064	120,207
Veeva Systems, Inc. - Class A*	12,279	928,661

		1,707,071
Hotels, Restaurants & Leisure - 2.0%
Chuy's Holdings, Inc.*	599	18,958
Dave & Buster's Entertainment, Inc.*	1,413	69,449
	Shares	Value

Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Dunkin' Brands Group, Inc.	2,952	$205,548
Hilton Grand Vacations, Inc.*	3,444	119,128
ILG, Inc.	4,416	151,601
Papa John's International, Inc.	845	35,456
Texas Roadhouse, Inc.	2,539	159,551
Wingstop, Inc.	1,043	51,472

		811,163
Household Durables - 1.7%
Cavco Industries, Inc.*	321	68,196
Century Communities, Inc.*	1,063	32,422
Hooker Furniture Corp.	420	18,921
Installed Building Products, Inc.*	1,125	61,425
iRobot Corp.*	991	78,537
LGI Homes, Inc.*	806	41,662
M/I Homes, Inc.*	1,012	26,170
PulteGroup, Inc.	10,153	289,259
TopBuild Corp.*	1,269	94,261

		710,853
Insurance - 1.6%
Athene Holding, Ltd. - Class A*	5,407	248,019
Brown & Brown, Inc.	9,069	265,359
Health Insurance Innovations, Inc. - Class A*	423	14,065
Investors Title Co.	61	11,675

Kingstone Cos., Inc.	351	5,739
Kinsale Capital Group, Inc.	692	40,984
NI Holdings, Inc.*	733	12,256
Universal Insurance Holdings, Inc.	1,156	51,326

		649,423
Internet & Catalog Retail - 0.4%
Duluth Holdings, Inc. - Class B *	1,043	24,010
Liberty Expedia Holdings, Inc. - Class A*	2,042	98,363
Nutrisystem, Inc.	1,055	42,200

		164,573
Internet Software & Services - 6.5%
Cargurus, Inc.*	6,242	270,591
Cars.com, Inc.*	5,148	146,049
Etsy, Inc.*	8,552	349,435
GrubHub, Inc.*	6,458	787,165
Hortonworks, Inc.*	5,653	98,475
Match Group, Inc.*	4,797	173,268
NIC, Inc.	4,388	71,963
Stamps.com, Inc.*	1,279	333,819
Trade Desk, Inc. - Class A*	2,457	207,174
Yelp, Inc.*	5,984	220,690

		2,658,629
IT Services - 4.7%
EPAM Systems, Inc.*	3,817	497,012
Euronet Worldwide, Inc.*	3,672	337,604
Hackett Group, Inc.	2,112	38,079
Jack Henry & Associates, Inc.	5,529	744,756
MAXIMUS, Inc.	4,674	302,922

		1,920,373
Leisure Equipment & Products - 0.7%
American Outdoor Brands Corp.*	1,929	18,268
Brunswick Corp.	3,094	198,944
Malibu Boats, Inc. - Class A*	733	27,553
Marine Products Corp.	1,228	22,816
MCBC Holdings, Inc.*	661	16,499

		284,080
	Shares	Value

Common Stocks - (continued)
Life Sciences Tools & Services - 4.1%
Cambrex Corp.*	3,394	$212,125
ICON PLC*	5,540	770,947
PRA Health Sciences, Inc.*	6,602	694,134

		1,677,206
Machinery - 5.0%
Graco, Inc.	9,464	436,669
John Bean Technologies Corp.	713	78,858
Lydall, Inc.*	982	45,565
Middleby Corp.*	3,146	322,402
Omega Flex, Inc.	569	52,507
Proto Labs, Inc.*	1,518	189,219
Snap-On, Inc.	3,197	542,179
Toro Co.	6,005	361,441

		2,028,840
Media - 0.9%
AMC Networks, Inc. - Class A*	1,630	98,273
Cable One, Inc.	206	149,115
Entravision Communications Corp. - Class A	2,286	11,087
Nexstar Media Group, Inc. - Class A	1,629	121,279

		379,754
Metals & Mining - 0.2%
Warrior Met Coal, Inc.	3,703	95,797
Mortgate Real Estate Investment Trusts (REITs) - 0.5%
Cherry Hill Mortgage Investment Corp.	420	7,736
New Residential Investment Corp.	11,073	198,096

		205,832
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.*	2,218	154,151
Oil, Gas & Consumable Fuels - 0.6%
Alta Mesa Resources, Inc.*	5,569	33,637
Cheniere Energy Partners LP Holdings LLC	7,542	231,690

		265,327

Pharmaceuticals - 0.2%
Phibro Animal Health Corp. - Class A	2,043	97,860
Professional Services - 1.8%
ASGN, Inc.*	2,953	266,656
BG Staffing, Inc.	567	14,912
Insperity, Inc.	2,372	225,577
TriNet Group, Inc.*	3,971	213,838
Willdan Group, Inc.*	502	13,996

		734,979
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co.	51	3,341
HFF, Inc. - Class A	168	7,562
RMR Group, Inc. - Class A	150	13,020

		23,923
Road & Rail - 1.4%
Knight-Swift Transportation Holdings, Inc.	10,071	327,811
Saia, Inc.*	1,454	109,559
Schneider National, Inc. - Class B	5,344	139,692

		577,062
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc.*	2,818	172,574
FormFactor, Inc.*	5,229	67,716
Ichor Holdings, Ltd.*	1,836	38,556
MKS Instruments, Inc.	3,910	368,713
Monolithic Power Systems, Inc.	3,024	401,224
Ultra Clean Holdings, Inc.*	2,775	37,241
Universal Display Corp.	2,924	281,581
	Shares	Value

Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Versum Materials, Inc.	7,800	$300,690

		1,668,295
Software - 5.4%
Blackbaud, Inc.	3,475	346,840
Ebix, Inc.	2,250	178,537
Globant SA*	2,559	141,871
Manhattan Associates, Inc.*	4,785	230,254
Paycom Software, Inc.*	4,229	449,331
Qualys, Inc.*	2,787	242,748
Tyler Technologies, Inc.*	2,744	617,373

		2,206,954
Specialty Retail - 3.3%
Boot Barn Holdings, Inc.*	980	22,922
Burlington Stores, Inc.*	2,405	367,508
Camping World Holdings, Inc. - Class A	1,312	29,087
Five Below, Inc.*	1,980	192,377
Floor & Decor Holdings, Inc. - Class A*	3,434	163,973
Lithia Motors, Inc. - Class A	854	76,049
MarineMax, Inc.*	950	17,813
Penske Automotive Group, Inc.	3,021	157,696
Tractor Supply Co.	4,343	338,928

		1,366,353
Textiles, Apparel & Luxury Goods - 0.4%
Skechers U.S.A., Inc. - Class A*	4,827	133,804
Superior Group of Cos., Inc.	484	10,145

		143,949
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc.*	2,054	80,147
Bridgewater Bancshares, Inc.*	990	12,622
Essent Group, Ltd.*	3,219	123,610
FS Bancorp, Inc.	119	7,303
Merchants Bancorp	941	23,064
NMI Holdings, Inc. - Class A*	2,156	45,060
Sterling Bancorp, Inc.	1,744	22,358
Walker & Dunlop, Inc.	1,022	60,564

		374,728
Trading Companies & Distributors - 1.7%
BMC Stock Holdings, Inc.*	3,796	83,512
EnviroStar, Inc.#	631	25,303
Foundation Building Materials, Inc.*	2,425	35,139
SiteOne Landscape Supply, Inc.*	2,270	202,393

Watsco, Inc.	2,116	365,031

		711,378

Total Common Stocks (cost $38,234,520)		40,983,479

Investment Companies - 1.2%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº,£	466,327	466,327
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund, 2.0836%ºº	11,078	11,078

Total Investment Companies (total cost $477,405) - 1.2%		477,405

Total Investments (total cost $38,711,925) - 101.2%		41,460,884

Liabilities, net of Cash, Receivables and Other Assets - (1.2%)		(474,752)

Net Assets - 100%		$40,986,132

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$40,484,601	97.6%
Ireland	770,947	1.9
Argentina	141,871	0.3
Bermuda	63,465	0.2
Total	$41,460,884	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/18
Investment Companies — 1.2%
Investments Purchased with Cash Collateral from Securities Lending — 1.2%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	$52,784∆	$—	$—	$466,327

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 7/31/18
Investment Companies — 1.2%
Investments Purchased with Cash Collateral from Securities Lending — 1.2%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	1,290,848	11,249,196	(12,073,717)	466,327

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2018.
ºº	Rate reflects 7 day yield as of July 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$40,983,479	$—	$—
Investment Companies	11,078	466,327	—

Total Assets	$40,994,557	$466,327	$—

Organization and Significant Accounting Policies

Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers six Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Other Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended July 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Long-Term Care ETF

Schedule of Investments (unaudited)

July 31, 2018

			Shares	Value

Common Stocks - 99.9%
Equity Real Estate Investment Trusts (REITs) - 56.2%
	Aedifica SA		2,675	$255,399
	CareTrust, Inc.		11,436	193,383
	HCP, Inc.		18,609	481,973
	Ingenia Communities Group		31,078	72,545
	LTC Properties, Inc.		5,955	251,122
	National Health Investors, Inc.		6,091	455,850
	New Senior Investment Group, Inc.		12,224	86,546
	Omega Healthcare Investors, Inc.		15,385	456,781
	Sabra Health Care, Inc.		21,476	464,096
	Senior Housing Properties Trust		26,421	471,351
	Ventas, Inc.		8,218	463,331
	Welltower, Inc.		34,036	2,130,653

				5,783,030
Health Care Providers & Services - 41.4%
	Addus HomeCare Corp.*		1,177	77,870
	Ambea AB (144A)		4,467	37,977
	Amedisys, Inc.*		4,725	442,402
	Arvida Group, Ltd.		52,317	45,590
	Attendo AB (144A)		14,196	128,245
	Brookdale Senior Living, Inc.*		28,105	269,527
	Capital Senior Living Corp.*		3,727	37,233
	Charm Care Corp. KK		900	8,988
	Chartwell Retirement Residences		31,879	375,105
	Elan Corp.		900	27,296
	Ensign Group, Inc.		7,429	267,964
	Estia Health, Ltd.		31,091	74,424
	Extendicare, Inc.		13,393	76,428
	Genesis Healthcare, Inc.*		8,070	12,266
	Japara Healthcare, Ltd.		35,129	48,443
	Korian SA		7,184	251,833
	LHC Group, Inc.*		4,646	399,928
	Metlifecare, Ltd.		25,543	107,294
	N Field Co., Ltd.		1,800	27,288
	National HealthCare Corp.		1,499	108,048
	NichiiGakkan Co., Ltd.		5,500	62,025
	Oceania Healthcare, Ltd.		37,762	29,307
	Orpea		3,261	448,898
	Regis Healthcare, Ltd.		20,263	52,270
	Ryman Healthcare, Ltd.		56,999	472,256
	Sienna Senior Living, Inc.		9,914	124,877
	St-Care Holding Corp.		1,700	10,570
	Summerset Group Holdings, Ltd.		31,969	168,239
	Tsukui Corp.		7,200	65,028
	UNIMAT Retirement Community Co., Ltd.		500	6,888

				4,264,507
Internet Software & Services - 1.9%
	SMS Co., Ltd.		9,800	198,731
Real Estate Management & Development - 0.4%
	Lifestyle Communities, Ltd.		9,293	39,793

Total Common Stocks (cost $9,988,189)				10,286,061

Investment Companies - 2.8%
Money Markets - 2.8%
	State Street Institutional U.S. Government Money Market Fund, 2.0836%ºº (cost $293,981)		293,981	293,981

Total Investments (total cost $10,282,170) - 102.7%				10,580,042

Liabilities, net of Cash, Receivables and Other Assets - (2.7%)				(282,891)

Net Assets - 100%				$10,297,151

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,364,304	69.6%
New Zealand	822,688	7.8
France	700,731	6.6

Canada	576,410	5.5
Japan	406,813	3.8
Australia	287,475	2.7
Belgium	255,399	2.4
Sweden	166,222	1.6
Total	$10,580,042	100.0%

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/18
Investment Companies — 0%
Investments Purchased with Cash Collateral from Securities Lending — 0%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	$1,442∆	$—	$—	$—

	Share Balance at 10/3/17	Purchases	Sales	Share Balance at 7/31/18
Investment Companies — 0%
Investments Purchased with Cash Collateral from Securities Lending — 0%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	336,550	2,685,491	(3,022,041)	—

Notes to Schedule of Investments and Other Information (unaudited)

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended July 31, 2018 is. $166,222, which represents 1.6% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of July 31, 2018.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$10,286,061	$—	$—
Investment Companies	293,981	—	—

Total Assets	$10,580,042	$—	$—

Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers six Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index (Underlying Index) which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

Within the parameters of its specific investment policies, the Fund may invest in REITs. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Other Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended July 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Obesity ETF

Schedule of Investments (unaudited)

July 31, 2018

	Shares	Value

Common Stocks - 100.2%
Biotechnology - 11.3%
Arena Pharmaceuticals, Inc.*	5,241	$202,250
Cohbar, Inc.*	2,820	16,159
Esperion Therapeutics, Inc.*	2,586	116,215
Keryx Biopharmaceuticals, Inc.*	9,222	39,101
Lexicon Pharmaceuticals, Inc.*	4,702	56,330
Madrigal Pharmaceuticals, Inc.*	939	241,351
MannKind Corp.*	15,381	23,687
Poxel S.A.*	1,481	12,415
Rhythm Pharmaceuticals, Inc.*	2,552	79,240
Zafgen, Inc.*	3,453	35,911

		822,659
Diversified Consumer Services - 4.6%
Weight Watchers International, Inc.*	3,683	329,739
Health Care Equipment & Supplies - 41.7%
ABIOMED, Inc.*	802	284,333
AngioDynamics, Inc.*	3,907	82,594
Apex Biotechnology Corp.	9,000	8,232
Apollo Endosurgery, Inc.*	1,329	12,120
Cardiovascular Systems, Inc.*	3,447	130,745
CryoLife, Inc.*	3,651	108,800
DexCom, Inc.*	3,322	316,022
Endologix, Inc.*	8,523	43,382
Fisher & Paykel Healthcare Corp., Ltd.	33,133	333,997
Insulet Corp.*	3,877	322,411
iRhythm Technologies, Inc.*	1,824	137,803
Itamar Medical, Ltd.*	17,420	5,370
LeMaitre Vascular, Inc.	1,636	58,896
Lifetech Scientific Corp.*	362,000	101,950
Microlife Corp.	7,000	19,596
Microport Scientific Corp.	67,000	77,270
Nipro Corp.	14,900	181,159
NxStage Medical, Inc.*	6,904	193,795
ResMed, Inc.	31,583	330,816
Rockwell Medical, Inc.*,#	5,240	21,274
Senseonics Holdings, Inc.*	12,237	45,155
SomnoMed, Ltd.*	3,552	5,281
TaiDoc Technology Corp.	4,203	21,349
Tandem Diabetes Care, Inc.*	4,762	131,288
Ypsomed Holding AG*	370	54,603

		3,028,241
Health Care Providers & Services - 9.0%
DaVita, Inc.*	4,633	325,607
Fresenius Medical Care AG & Co. KGaA	3,345	326,960

		652,567
Internet & Catalog Retail - 2.3%
N Brown Group PLC	19,932	37,964
Nutrisystem, Inc.	3,160	126,400

		164,364
Personal Products - 9.9%
Herbalife Nutrition, Ltd.*	6,186	319,383
Medifast, Inc.	1,260	216,317
USANA Health Sciences, Inc.*	1,395	184,489

		720,189
Pharmaceuticals - 20.5%
Novo Nordisk A/S - Class B	29,710	1,484,508
Oramed Pharmaceuticals, Inc.*	843	4,502

		1,489,010
Specialty Retail - 0.9%
Cato Corp. - Class A	2,371	59,038

		Shares	Value

Common Stocks - (continued)
Specialty Retail - (continued)
Destination XL Group, Inc.*		3,610	$7,310

			66,348

Total Common Stocks (cost $7,311,615)			7,273,117

Investment Companies - 0.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº,£ (cost $19,125)		19,125	19,125

Total Investments (total cost $7,330,740) - 100.5%			7,292,242

Liabilities, net of Cash, Receivables and Other Assets - (0.5%)			(35,588)

Net Assets - 100%			$7,256,654

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,617,086	63.3%
Denmark	1,484,508	20.3
New Zealand	333,997	4.6
Germany	326,960	4.5
Japan	181,159	2.5
China	179,220	2.5
Switzerland	54,603	0.7
Taiwan, Province Of China	49,177	0.7
United Kingdom	37,964	0.5
France	12,415	0.2
Israel	9,872	0.1
Australia	5,281	0.1
Total	$7,292,242	100.0%

Schedules of Affiliated Investments — (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/18
Investment Companies — 0.3%
Investments Purchased with Cash Collateral from Securities Lending — 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.8472% ºº	$3,425∆	$—	$—	$19,125

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 7/31/18
Investment Companies — 0.3%
Investments Purchased with Cash Collateral from Securities Lending — 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.8472% ºº	17,506	846,034	(844,415)	19,125

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2018.
ºº	Rate shown is the 7-day yield as of July 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$7,273,117	$—	$—
Investment Companies	—	19,125	—

Total Assets	$7,273,117	$39,125	$—

Organization and Significant Accounting Policies

The Obesity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers six Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index ("Underlying Index") which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke, and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus sized apparel. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Other Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended July 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Organics ETF

Schedule of Investments (unaudited)

July 31, 2018

	Shares	Value

Common Stocks - 97.3%
Chemicals - 25.9%
Century Sunshine Group Holdings, Ltd.*	5,560,000	$155,878
Chr Hansen Holding AS	25,344	2,626,247
Treatt PLC	76,441	471,276

		3,253,401
Food & Staples Retailing - 13.6%
Natural Grocers by Vitamin Cottage, Inc.*	27,726	367,924
Sprouts Farmers Market, Inc.*	26,082	560,502
United Natural Foods, Inc.*	13,205	425,201
Village Super Market, Inc. - Class A	13,232	356,338

		1,709,965
Food Products - 41.9%
Ariake Japan Co., Ltd.	6,900	589,896
Bellamy's Australia, Ltd.*	65,297	533,960
Bubs Australia, Ltd.*	580,007	313,431
China Shengmu Organic Milk, Ltd. (144A)*	3,339,000	210,625
Freedom Foods Group, Ltd.	138,868	614,245
Hain Celestial Group, Inc.*	19,986	568,402
Ichitan Group PCL	1,707,800	249,471
John B Sanfilippo & Son, Inc.	7,705	592,283
Rock Field Co., Ltd.	35,200	577,967
SunOpta, Inc.*	70,798	580,544
Wessanen	28,099	418,527

		5,249,351
Internet & Catalog Retail - 3.3%
Oisix ra daichi, Inc.*	21,800	409,787
Personal Products - 6.5%
Blackmores, Ltd.#	5,518	607,436
HS Vital Co., Ltd.*	23,904	95,411
Midsona AB - Class B	12,853	107,571

		810,418
Specialty Retail - 6.1%
L'Occitane International SA	344,250	603,643
Naturhouse Health SAU	41,997	166,580

		770,223

Total Common Stocks (cost $12,612,482)		12,203,145

Investment Companies - 5.0%
Investments Purchased with Cash Collateral from Securities Lending - 4.8%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº,£	600,428	600,428
Money Markets - 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.0836%ºº	25,030	25,030

Total Investment Companies (cost $625,458)		625,458

Total Investments (total cost $13,237,940) - 102.3%		12,828,603

Liabilities, net of Cash, Receivables and Other Assets - (2.3%)		(283,342)

Net Assets - 100%		$12,545,261

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,496,108	27.4%
Denmark	2,626,247	20.5
Australia	2,069,072	16.1
Japan	1,577,650	12.3
Luxembourg	603,643	4.7
Canada	580,544	4.5
United Kingdom	471,276	3.7
Netherlands	418,527	3.3
Thailand	249,471	1.9
China	210,625	1.6
Spain	166,580	1.3

Hong Kong	155,878	1.2
Sweden	107,571	0.8
South Korea	95,411	0.7
Total	$12,828,603	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/18
Investment Companies — 4.8%
Investments Purchased with Cash Collateral from Securities Lending — 4.8%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	$20,643∆	$—	$—	$600,428

	Share Balance at 10/31/17	Purchases	Sales	Share Balance at 7/31/18
Investment Companies — 4.8%
Investments Purchased with Cash Collateral from Securities Lending — 4.8%
Janus Henderson Cash Collateral Fund LLC, 1.8472%ºº	238,150	4,137,585	(3,775,307)	600,428

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PCL	Public Company Limited
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended July 31, 2018 is $210,625, which represents 1.7% of net assets.

*	Non-income producing security.
#	Loaned security; a portion of the security is on loan at July 31, 2018.
ºº	Rate reflects 7 day yield as of July 31, 2018.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2018.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$12,203,145	$—	$—
Investment Companies	25,030	600,428	—

Total Assets	$12,228,175	$600,428	$—

Organization and Significant Accounting Policies

The Organics ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers six Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index ("Underlying Index") which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the "Valuation Inputs Summary" in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time and could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital" or "Janus") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Other Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended July 31, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Detroit Street Trust

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: September 28, 2018

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust

(Principal Accounting Officer and Principal Financial Officer)

Date: September 28, 2018